RIGHT TO USE ASSETS AND LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2025
Right To Use Assets And Lease Liability
SCHEDULE OF ANNUAL RENT
Lease Term		Annual Rent
10/01/2025	09/30/2026	$50,008
10/1/2026	09/30/2027	$52,808
10/01/2027	09/30/2028	$55,608

SCHEDULE OF ANNUAL RENT
Lease Term		Annual Rent
9/20/2024	9/30/2026	$7,200.00
10/1/2026	12/31/2027	$7,920.00
1/1/2028	12/31/2030	$8,712.00

SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES

At December 31, 2025, and December 31, 2024, the Company had no financing leases as defined in ASC 842, “Leases.”

	December 31, 2025	December 31, 2024
Assets

Operating lease - right-of-use asset - non-current	$170,463	$86,088

Liabilities

Operating lease liability	$171,162	$87,474

Weighted-average remaining lease term (years)	3.14	3.35

Weighted-average discount rate	8%	8%

The components of lease expense were as follows:

Operating lease costs

Amortization of right-of-use operating lease asset	$63,696	$66,394
Impairment of right of use asset	$-	30,084
Total operating lease costs	$63,696	$96,479

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$47,583	$54,144
Right-of-use asset obtained in exchange for new operating lease liability	$140,038	$30,084
Impairment of right of use asset	$-	$(30,084)
Net	$-	$-

SCHEDULE OF MINIMUM LEASE PAYMENTS

Future minimum lease payments required under leases that have initial or remaining non-cancellable lease terms in excess of one year at December 31, 2025:

2026	$63,671
2027	61,368
2028	50,154
2029	8,712
2030 and beyond	11,616
Total lease payments	195,521
Less: amount representing interest	(24,359)
Total lease obligations	171,162

Less: current portion of operating lease liability	(51,909)
Long-term portion operating lease liability	$119,253